SHELTON TACTICAL CREDIT FUND
Portfolio of Investments (Expressed in U.S. Dollars) March 31, 2023

Security Description

Common Stock (0.35%)	Shares	Value
Financial (0.07%)
CBL & Associates LP(a)	1,526,000	$15,260
CBL & Associates LP(a)	1,000,000	10,000
Total Financial		25,260

Consumer, Non-cyclical (0.28%)
Pyxus International Inc*	83,441	100,129

Energy (0.00%)
CHC Group LLC*,#,(b)	9,358	—

Total Common Stock (Cost $1,990,841)		125,389

Corporate Debt (61.44%)	Par Value	Value

Basic Materials (2.85%)
Cleveland-Cliffs Inc, 6.750%, 3/15/2026 (144A)	1,000,000	1,018,000

Communications (4.42%)
Directv Financing LLC / Directv Financing Co-Obligor Inc, 5.875%, 8/15/2027 (144A)	1,250,000	1,125,559
Sirius XM Radio Inc, 5.500%, 7/1/2029 (144A)	500,000	455,000
Total Communications
		1,580,559
Consumer, Cyclical (23.61%)
Abercrombie & Fitch Management Co, 8.750%, 7/15/2025 (144A)	1,000,000	1,007,724
Air Canada 2020-1 Class C Pass Through Trust, 10.500%, 7/15/2026 (144A)	1,250,000	1,329,488
The Bon-Ton Department Stores Inc, 8.000%, 6/15/2021(a)	4,958,932	37,192
Guitar Center Inc, 8.500%, 1/15/2026 (144A)	1,250,000	1,096,875
Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd, 5.750%, 1/20/2026 (144A)	1,000,000	949,355
PetSmart Inc / PetSmart Finance Corp, 7.750%, 2/15/2029 (144A)	1,500,000	1,472,415
Titan International Inc, 7.000%, 4/30/2028	1,000,000	901,030
Victoria’s Secret & Co, 4.625%, 7/15/2029 (144A)	750,000	607,680
WMG Acquisition Corp, 3.000%, 2/15/2031 (144A)	1,250,000	1,039,063
Total Consumer, Cyclical		8,440,822

Consumer, Non-cyclical (11.54%)
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 5.750%, 4/1/2033 (144A)	1,250,000	1,193,750
Kraft Heinz Foods Co, 4.375%, 6/1/2046	1,000,000	869,694
Triton Water Holdings Inc, 6.250%, 4/1/2029 (144A)	1,000,000	794,060
United Rentals North America Inc, 6.000%, 12/15/2029 (144A)	1,250,000	1,267,213
Total Consumer, Non-cyclical		4,124,717

Energy (6.91%)
Energy Ventures Gom LLC / EnVen Finance Corp, 11.750%, 4/15/2026 (144A)	1,350,000	1,402,213
Talos Production Inc, 12.000%, 1/15/2026	1,000,000	1,068,710
Total Energy		2,470,923

Financial (9.14%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041	1,500,000	1,145,633
Iron Mountain Inc, 5.250%, 7/15/2030 (144A)	1,250,000	1,120,362
Sun Communities Operating LP, 5.700%, 1/15/2033	1,000,000	1,000,266
Total Financial		3,266,261

Industrial (2.97%)
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC, 9.625%, 1/15/2022(b)	548,153	—
Great Lakes Dredge & Dock Corp, 5.250%, 6/1/2029 (144A)	500,000	377,880
LBJ Infrastructure Group LLC, 3.797%, 12/31/2057 (144A)	1,000,000	684,973
Total Industrial		1,062,853

Total Corporate Debt (Cost $23,532,841)		21,964,135

Municipal Bonds (30.07%)	Par Value	Value

Airport (3.07%)
Port Authority of New York & New Jersey, 5.000%, 12/1/2047	1,000,000	1,099,075

Development (0.38%)
California Pollution Control Financing Authority, 7.500%, 7/1/2032 (144A)(a)	250,000	32,500
California Pollution Control Financing Authority, 8.000%, 7/1/2039 (144A)(a)	2,050,000	102,500
Total Development		135,000

General Obligation (19.05%)
California Community Choice Financing Authority, 5.000%, 7/1/2053(c)	500,000	525,613
Massachusetts Bay Transportation Authority Assessment Revenue, 5.000%, 7/1/2052	1,000,000	1,105,221
Michigan State Building Authority, 5.250%, 10/15/2057	1,000,000	1,101,390
New York State Thruway Authority, 5.000%, 3/15/2048	785,000	861,663
Puerto Rico Public Finance Corp, 5.500%, 8/1/2031(a)	400,000	12,000
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 5.000%, 7/1/2058	1,000,000	941,672
Southeastern Pennsylvania Transportation Authority, 5.250%, 6/1/2047	1,000,000	1,126,363
State of California, 5.000%, 4/1/2042	1,000,000	1,136,388
Total General Obligation		6,810,310

Medical (2.86%)
County of Cuyahoga OH, 5.500%, 2/15/2052	1,000,000	1,022,313

Tobacco Settlement (1.62%)
Tobacco Settlement Finance Authority, 4.306%, 6/1/2049	750,000	578,813

Transportation (3.09%)
Maryland State Transportation Authority, 5.000%, 7/1/2046	1,000,000	1,105,145

Total Municipal Debt (Cost $13,018,065)		10,750,656

United States Treasury Bills (5.31%)	Par Value	Value
4.506%, 04/11/2023 (Cost $1,897,999)	1,900,000	1,897,999

Term Loans (1.58%)
Pyxus Holdings Inc, 12.833%, 12/31/2027(c)	294,742	273,618
Pyxus Holdings Inc, 12.833%, 12/27/2027(c)	442,113	291,795
Total Term Loans (Cost $729,732)		565,413

Purchased Options - Puts (0.01%)	Contracts
10-Year US Treasury Note Futures
Notional amount $8,250,000, premiums paid $55,079, exercise price $110.00, expires 04/24/2023*	75	2,344

Total Purchased Options - Puts (Cost $55,079)		2,344

Total Investments (Cost $41,224,556) (98.76%)		$35,305,936
Other Net Assets (1.24%)		441,768
Net Assets (100.00%)		$35,747,704

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2022, these securities had a total aggregate market value of $17,076,610, which represented approximately 47.77% of net assets.

* Non income security.

# Security is illiquid.

(a) Defaulted security.

(b) Level 3 security fair valued under procedures established by the Board of Trustees and the valuation designee of the Funds represents 0.00% of net assets. The aggregate value of the fair value securities is $0.00.

(c) Variable rate security.